Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

6.   Earnings per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the potentially dilutive instruments into ordinary shares.

The following reflects the earnings and number of shares used in basic and diluted loss per share computations for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	25,534	46,115	7,303

Weighted average number of ordinary shares for basic earnings per share	18,204,262	19,739,686	19,797,137
Weighted average number of ordinary shares for diluted earnings per share	18,436,965	20,031,225	19,797,137

Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	1.40	2.34	0.37
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	1.38	2.30	0.37

The Company does not consider the effect of its public warrants and its private placement warrants in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date as they are out of the money. Deferred exchange shares are also not considered by the Company in the calculation of the basic and diluted earnings per share due to the expiration of the right to their receipt in respect of the entire number of 2,000,000 deferred exchange shares as of the reporting date.

The reconciliations of the weighted-average numbers of ordinary shares for basic and diluted earnings per share for each of the years ended December 31, 2024, 2023 and 2022 are presented below:

	2024	2023	2022
Weighted-average number of ordinary shares (basic) at 31 December	18,204,262	19,739,686	19,797,137
Effect of issue of ordinary shares related to Cubic Games Studio Ltd put option	—	87,897	—
Effect of share options to be issued	232,703	203,642	—
Weighted-average number of ordinary shares (diluted) at 31 December	18,436,965	20,031,225	19,797,137